Supplement to the
Fidelity Advisor® Multi-Asset Income Fund
Class A, Class T, Class C and Class I
March 1, 2017
Prospectus

Effective after close of business on March 24, 2017, Class T will be renamed Class M.

AMAI-17-01 1.9881423.100	March 1, 2017

Supplement to the
Fidelity Advisor® Multi-Asset Income Fund
Class A, Class T, Class C and Class I
March 1, 2017
STATEMENT OF ADDITIONAL INFORMATION

Effective after close of business on March 24, 2017, Class T will be renamed Class M.

AMAI-AMAIIB-17-01 1.9881422.100	March 1, 2017

Supplement to the
Fidelity® Global Bond Fund
Class A, Class T, Class C and Class I
March 1, 2017
Prospectus

Effective after close of business on March 24, 2017, Class T will be renamed Class M.

AGLB-17-01 1.966353.106	March 1, 2017

Supplement to the
Fidelity® Global Bond Fund
Class A, Class T, Class C and Class I
March 1, 2017
STATEMENT OF ADDITIONAL INFORMATION

Effective after close of business on March 24, 2017, Class T will be renamed Class M.

AGLB-AGLBIB-17-01 1.9857270.106	March 1, 2017

Supplement to the
Fidelity® Intermediate Municipal Income Fund
Class A, Class T, Class C and Class I
March 1, 2017
Prospectus

Effective after close of business on March 24, 2017, Class T will be renamed Class M.

ALIM-17-01 1.824641.122	March 1, 2017

Supplement to the
Fidelity® Intermediate Municipal Income Fund
Class A, Class T, Class C and Class I
March 1, 2017
STATEMENT OF ADDITIONAL INFORMATION

Effective after close of business on March 24, 2017, Class T will be renamed Class M.

ALIM-ALIMIB-17-01 1.832373.113	March 1, 2017

Supplement to the
Fidelity® International Bond Fund
Class A, Class T, Class C and Class I
March 1, 2017
Prospectus

Effective after close of business on March 24, 2017, Class T will be renamed Class M.

AIBZ-17-01 1.966446.105	March 1, 2017

Supplement to the
Fidelity® International Bond Fund
Class A, Class T, Class C and Class I
March 1, 2017
STATEMENT OF ADDITIONAL INFORMATION

Effective after close of business on March 24, 2017, Class T will be renamed Class M.

AIBZ-AIBZIB-17-01 1.9857274.105	March 1, 2017